Equity Capital Structure, Underwritten Common Stock and Class A Warrants Follow-On Offering (Details)			6 Months Ended
	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 26, 2020 USD ($) shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($)	Jun. 23, 2020 $ / shares shares
Equity Capital Structure [Abstract]
Gross proceeds from issuance of common stock and warrants | $			$ 20,671,500	$ 0
Term of warrant	5 years		5 years
Warrants exercised (in shares)	0
Warrants outstanding (in shares)	59,110,000		59,110,000
Fair value of warrants | $	$ 22,400,000		$ 22,400,000
Class A Warrant [Member]
Equity Capital Structure [Abstract]
Warrant exercise price per share (in dollars per share) | $ / shares	$ 0.35		$ 0.35
Percentage increase in volatility causing increase in fair value of warrants			5.00%
Percentage increase in fair value of warrants due to increase in volatility			1.40%
Class A Warrant [Member] | Historical Volatility Measurement Input [Member]
Equity Capital Structure [Abstract]
Measurement input	1.535		1.535
Common Stock [Member]
Equity Capital Structure [Abstract]
Issuance of common stock (in shares)			59,082,686
June Equity Offering [Member]
Equity Capital Structure [Abstract]
Number of units included in June Equity Offering (in shares)					59,110,000
Issuance of common stock (in shares)		59,082,686
Issuance of warrants (in shares)		59,110,000
Gross proceeds from issuance of common stock and warrants | $		$ 20,700,000
Net proceeds from issuance of common stock and warrants | $		$ 18,600,000
June Equity Offering [Member] | Prefunded Warrant [Member]
Equity Capital Structure [Abstract]
Number of securities included in each unit offered (in shares)					1
Number of securities called by each warrant (in shares)					1
Warrant exercise price per share (in dollars per share) | $ / shares					$ 0.01
June Equity Offering [Member] | Class A Warrant [Member]
Equity Capital Structure [Abstract]
Number of securities included in each unit offered (in shares)					1
Number of securities called by each warrant (in shares)					1
Warrant exercise price per share (in dollars per share) | $ / shares					$ 0.35
June Equity Offering [Member] | Class A and Prefunded Warrant [Member]
Equity Capital Structure [Abstract]
Warrant exercise price per share (in dollars per share) | $ / shares					$ 0.34
June Equity Offering [Member] | Common Stock [Member]
Equity Capital Structure [Abstract]
Number of securities included in each unit offered (in shares)					1
Over-Allotment Option [Member]
Equity Capital Structure [Abstract]
Issuance of units (in shares)		7,710,000